Leases	6 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 8 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the six months ended December 31, 2020 and 2019 was $233,857 and $366,236, respectively.

Effective July 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of December 31, 2020. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

December 31, 2020
Right-of-use assets, net	$5,308,717

Operating lease liabilities - current	$164,694
Operating lease liabilities - non-current	1,197,195
Total operating lease liabilities	$1,361,889

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	15.00
Weighted average discount rate	5.79%

The following is a schedule of maturities of lease liabilities as of December 31, 2020:

Twelve months ending December 31,
2021	$237,306
2022	239,089
2023	254,103
2024	261,036
2025	262,998
Thereafter	378,977
Total future minimum lease payments	1,633,509
Less: imputed interest	271,620
Total	$1,361,889